Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (310,960)	$ (332,925)	$ (261,301)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(282,376)	(304,235)	(232,699)
Electric Transmission [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(28,584)	(28,690)	(28,602)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(123,726)	(129,478)	(129,091)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(40,880)	(62,387)	(41,274)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (146,354)	$ (141,060)	$ (90,936)